Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
Note 9 - Intangible Assets, Net

	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Cost:
Patent registration costs	2,972	2,569
Acquired technology	12,200	12,200
Acquired trade names	2,700	2,700
Acquired customer relationship	2,000	2,000
	19,872	19,469

Less accumulated amortization	9,810	6,112

Total intangible assets, net	10,062	13,357

Amortization expense for the years ended December 31, 2025, 2024 and 2023 amounted to $3,698, $3,841 and $733, respectively.

As of December 31, 2025, the estimated amortization expenses of intangible assets for the years 2026 to 2030 is as follows:

Year ended December 31,	U.S. Dollars (in thousands)
2026	2,872
2027	2,861
2028	2,445
2029	400
2030	385